Note 6 - Investments in Juanicipio - Operations of Associate (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
MAG's 44% equity pick up	$ (126)	$ 3,372	$ (2,214)	$ (1,884)
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Sales			15,335
Cost of sales			(3,873)
Gross profit			11,462
Operating expenses			(315)
Operating income (loss) for associates or joint ventures			11,147
Interest and foreign exchange			(623)	946
Income tax (expense) benefit			(5,492)	3,337
Income for the year			5,032	4,283
MAG's 44% equity pick up			$ (2,214)	$ (1,884)